Expected realization of deferred tax assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 32,884,138
Tax loss carry forwards	4,756,159
Total	37,640,297
Temporary differences	2,225,190
Total	2,225,190
Expected Realization Of Deferred Tax Assets 2022 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	10,032,946
Tax loss carry forwards	1,917,879
Total	11,950,826
Temporary differences	573,982
Total	573,982
Expected Realization Of Deferred Tax Assets 2023 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	10,544,315
Tax loss carry forwards	1,781,778
Total	12,326,093
Temporary differences	573,982
Total	573,982
Expected Realization Of Deferred Tax Assets 2024 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	8,684,796
Tax loss carry forwards	987,568
Total	9,672,364
Temporary differences	458,404
Total	458,404
Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	1,870,257
Tax loss carry forwards	40,732
Total	1,910,989
Temporary differences	546,114
Total	546,114
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	976,574
Tax loss carry forwards	7,063
Total	983,637
Temporary differences	12,717
Total	12,717
Expected Realization Of Deferred Tax Assets 2027 To 2031 [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	775,250
Tax loss carry forwards	21,139
Total	796,388
Temporary differences	59,991
Total	R$ 59,991